Long-term provisions (Tables)	12 Months Ended
Jun. 30, 2020
Long-term provisions
Schedule of changes in long-term provisions

for the year ended 30 June	Environ mental Rm	Share- based payments* Rm	Other Rm	Total Rm
2020
Balance at beginning of year	18 742	264	954	19 960
Capitalised in property, plant and equipment and assets under construction**	2 947	—	—	2 947
Reduction in rehabilitation provision capitalised	(183)	—	—	(183)
Transfer to held for sale liabilities***	(303)	—	(1)	(304)
Per the income statement	(2 012)	(205)	9	(2 208)
additional provisions and changes to existing provisions	(695)	(205)	58	(842)
reversal of unutilised amounts	(10)	—	(49)	(59)
effect of change in discount rate	(1 307)	—	—	(1 307)
Notional interest	941	—	4	945
Utilised during year (cash flow)	(668)	(7)	(59)	(734)
Foreign exchange differences recognised in income statement	1 574	(5)	18	1 587
Translation of foreign operations	752	4	139	895
Balance at end of year	21 790	51	1 064	22 905

for the year ended 30 June	Environ mental Rm	Share- based payments Rm	Other Rm	Total Rm
2019
Balance at beginning of year	14 933	1 101	1 693	17 727
Capitalised in property, plant and equipment and assets under construction	1 925	—	—	1 925
Reduction in rehabilitation provision capitalised	(1)	—	—	(1)
Transfer to held for sale liabilities	(51)	—	(3)	(54)
Per the income statement	1 095	(440)	(225)	430
additional provisions and changes to existing provisions	415	(440)	64	39
reversal of unutilised amounts	(8)	—	(289)	(297)
effect of change in discount rate	688	—	—	688
Notional interest	849	—	8	857
Utilised during year (cash flow)	(159)	(397)	(543)	(1 099)
Foreign exchange differences recognised in income statement	109	—	18	127
Translation of foreign operations	42	—	6	48
Balance at end of year	18 742	264	954	19 960

*	Refer note 38 for accounting policies and areas of judgement used in calculating the share-based payment provision (cash settled).

**	Increase in rehabilitation capitalised in 2020 relates to a reassessment of our provision based on discount rates and cost estimates.

***	Relates to rehabilitation provisions of the US Base Chemicals Assets and Investment in Republic of Mozambique Pipeline Investment Company classified as held for sale, refer note 12.

Schedule of expected timing of future cash flows and business segmentation for provisions

for the year ended 30 June	Note	2020 Rm	2019 Rm
Expected timing of future cash flows
Within one year		1 048	2 338
One to five years		5 324	3 291
More than five years		16 533	14 331
		22 905	19 960
Short-term portion	36	(1 048)	(2 338)
Long-term provisions		21 857	17 622
Estimated undiscounted obligation		96 033	101 100
Business segmentation
 Mining		1 631	1 439
 Exploration and Production International		11 292	6 779
 Energy		2 684	3 427
 Base Chemicals		3 309	3 919
 Performance Chemicals		2 941	2 038
 Group Functions		—	20
Total operations		21 857	17 622

Summary of risk-free rates used to discount the estimated cash flows related to provisions
for the year ended 30 June	2020%	2019%
South Africa	3,6 to 9,4	6,9 to 8,7
Europe	—	0,0 to 0,7
United States of America	0,2 to 0,9	1,7 to 2,3
Canada	0,5 to 1,4	1,7 to 2,2

Schedule of the effect on provisions from changes in the discount rate

for the year ended 30 June	2020 Rm	2019 Rm
A 1% point change in the discount rate would have the following effect on the long-term provisions recognised
Increase in the discount rate	(3 836)	(3 351)
amount capitalised to property, plant and equipment income	(2 767)	(1 930)
recognised in income statement	(1 069)	(1 421)
Decrease in the discount rate	4 297	4 540
amount capitalised to property, plant and equipment expense	3 115	2 622
recognised in income statement	1 182	1 918